Investment Strategy - Peerless Option Income Wheel ETF	Jul. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund’s strategy consists of two main components: firstly, investing in a range of sector-specific ETFs and, in some instances, individual securities; and secondly, implementing an “option wheel strategy.” The option wheel strategy focuses on writing options on the Fund’s holdings in these sector-based ETFs and individual securities. By systematically entering positions below current market levels through selling puts, the Fund aims to decrease risk compared to direct sector ownership, while also capitalizing on option premiums to enhance income from its sector-based ETF investments.

●	Option Wheel Strategy: A systematic approach to options trading where a trader (here, Peerless Wealth LLC (the “Sub-Adviser”)) continuously sells cash-secured put options to generate income and potentially acquire an underlying asset at a lower price (if the sold put option is assigned to the Fund), and then, when the reference asset is assigned, sells covered call options against the acquired asset to generate additional income until the asset is called away. At that point, the cycle starts over.

Sector-Based ETFs and Individual Securities

The Fund will primarily invest in different market sectors using sector ETFs (“Underlying ETFs”). These Underlying ETFs focus mainly on the equity securities of companies within a specific market sector, like Healthcare or Financials. Additionally, to meet its liquidity, sizing, and target allocation needs, the Fund may invest in the stocks of individual companies within these sectors directly, applying the same option wheel strategy scheme as utilized with the Underlying ETFs. As a result of the option wheel strategy, the Fund may acquire, and therefore invest in these Underlying ETFs and/or individual companies directly. Regardless of the approach chosen, the Fund’s holdings will generally represent a representative sampling of the relevant sector (e.g., the top 10 to 15 individual companies in a particular sector). When investing directly in securities, the Fund uses the same option strategy, however, it is applied to the individual securities rather than to the Underlying ETFs.

The Sub-Adviser utilizes Global Industry Classification Standard (GICS) as a framework for sector allocation decisions. At its most conservative, the Fund will allocate equal weight to positions based on GICS. This means the Fund will invest evenly across sectors to create a broad-based allocation, seeking a balanced exposure across different areas of the market. Conversely, at its riskiest, the Fund will aim for a Beta slightly over 1 (which is a strategy that is slightly more aggressive than the market average). This might involve emphasizing one or more particular sectors. In those instances, Peerless Wealth LLC (the “Sub-Adviser”) will consider the volatility of each sector and the annualized return of each investment option.

Option Wheel Strategy

The Fund will use a cash-secured put strategy, collateralizing all written put options with cash or cash equivalents (e.g., short-term U.S. Treasury securities or money market funds). This strategy aims to maintain adequate liquidity to fulfill the obligations associated with the written puts. Moreover, the Fund anticipates deriving additional income from its holdings in the short-term U.S. Treasury securities portfolio.

The option wheel strategy begins with the Fund selling out-of-the-money cash-secured puts on the Underlying ETFs and individual securities (together with Underlying ETFs, the “Underlying Issuers”). That is, the Fund’s option wheel strategy is applied to each of the Fund’s then current holdings.

●	If the sold put contracts expire worthless, the Fund retains the premiums collected from the sale as income.

●	If the share price of an Underlying Issuer falls below the strike price of the put sold by the Fund, the Fund will likely receive shares of the Underlying Issuer. In that case, the Fund will potentially benefit by purchasing the Underlying Issuer shares at a lower price than if the Fund had instead purchased the shares when the option was first sold. In that case, this strategy may enable the Fund to avoid incurring some losses resulting from the initial downturn in the relevant market sector.

●	If the Fund obtains shares of Underlying Issuers, the Fund will sell out-of-the-money covered calls against these positions to seek to generate further income premium. This part of the option wheel strategy involves repeatedly selling call options on the shares of an Underlying Issuer owned by the Fund. Each time a call option is sold, the Fund earns premium income from the option buyer. The cycle continues until the price of the Underlying Issuer rises above the strike price of the call options, leading to a scenario where the option buyer will likely exercise the call option, hence buying the underlying from the fund at the strike price. This event marks the completion of one cycle of the option wheel strategy and the start of another cycle.

A key aspect of the Sub-Adviser’s strategy is that the majority of the Fund’s income is derived from the option premium collection process. This method allows the Fund to potentially appreciate without the need for rising markets. It is most effective in flat or range-bound markets.

See “Additional Information About the Fund” below, for hypothetical option wheel examples, and information about options contracts.

U.S. Treasuries/Money Market Funds

The Fund will hold short-term U.S. Treasury securities and money market funds as collateral in connection with the Fund’s options strategy and to generate income.

Fund’s Quarterly Distributions

The Fund will seek to provide quarterly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Issuers as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of an Underlying Issuer’s value, although other factors, including interest rates, will also impact the level of income.
●	Writing (selling) call option contracts on the Underlying Issuers as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of an Underlying Issuer’s value, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities and money market funds. The income generated by these securities will be influenced by interest rates at the time of investment.
●	Dividends and distributions, if any, received from its direct investments in the Underlying Issuers and any individual equity securities.

Fund Portfolio

The Fund’s principal holdings are described below:

Securities Holdings: Underlying ETFs and, to a limited extent, individual equity securities.

Options Contracts Holdings:

An option’s value is based on the share price of the related Underlying Issuer*	Investment Terms	Expected Target Maturity
Sold put option contracts

“out-of-the-money” (i.e., the strike price is lower than the then-current share price of an Underlying Issuer at the time of sale).

They are sold to generate income, as well as to potentially obtain shares of the Underlying Issuers.

1-month or less expiration dates
Sold call option contracts

“out-of-the-money” (i.e., the strike price is higher than the then-current share price of an Underlying Issuer at the time of sale).

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Issuer at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates

* The Fund will not sell uncovered call option contracts.

Cash and Cash Equivalent Holdings:

Portfolio Holdings)	Investment Terms	Expected Target Maturity
Cash	NA	NA
U.S Treasury Securities

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

1- to 6-month maturities
Money market funds	Typically hold short-term debt securities such as Treasury bills, commercial paper, and certificates of deposit. They will generate income.	NA

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.